Interim Statements Of Cash Flows (Unaudited) (USD $)	6 Months Ended
	Jun. 30, 2014	Jun. 30, 2013
Operating Activities
Net loss for the period	$ (85,404)	$ (2,749,979)
Adjustments to reconcile net loss to net cash used in operating activities:
Loss on settlement of payables		1,364,757
Unrealized foreign exchange loss (gain)	(508)	(3,584)
Stock-based compensation		1,302,110
Changes in non-cash item:
Accounts payable	(15,223)	29,582
Accounts payable - related party	(4,457)	(23,579)
Accrued interest	40,666	35,231
Net cash used in operating activities	(64,926)	(45,462)
Financing Activities
Proceeds from stock subscription	50,000
Payments on related party loans	50,000	71,750
Proceeds from related party loans	(22,993)	(27,482)
Net cash provided by financing activities	77,007	44,018
Increase (decrease) in cash during the period	12,081	(1,444)
Cash, beginning of the period	3	1,937
Cash, end of the period	12,084	493
Non-cash financing and investing activities:
Shares issued for conversion of debt		367,434
Supplementary disclosure of cash flows:
Cash paid for Interest